Customer And Supplier Concentration - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SOI Wafers
Disclosure of major customers [line items]
Amount due to supplier	$ 9.0	$ 61.0
SOI Wafers | Supplier Risk
Disclosure of major customers [line items]
Supplier concentration risk (as a percent)	61.00%	63.00%	54.00%
Customer A
Disclosure of major customers [line items]
Percentage of entity's revenue (as percent)	16.00%	17.00%	16.00%
Trade receivables	$ 176.0	$ 237.0
Customer B
Disclosure of major customers [line items]
Percentage of entity's revenue (as percent)	11.00%	8.00%	7.00%
Trade receivables	$ 145.0	$ 0.1